PRIOR INTERIM PERIOD RESTATEMENT AND REVISION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,794,481	$ 1,794,491
Maximum [Member]
Deferred Credits and Other Liabilities	15,078,531
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(19,107,000)
Minimum [Member]
Deferred Credits and Other Liabilities	13,284,050
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ (17,312,519)